                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED JANUARY 16, 2007
                                      TO
                PROSPECTUS DATED MAY 1, 2006 (AS SUPPLEMENTED)

This supplement describes an increase in certain Purchase Payment Credits applicable to Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to the prospectus dated May 1, 2006 (as supplemented) for the contract. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1.  HIGHLIGHTS

Add the following after the second paragraph under "HIGHLIGHTS":

"In states where available, for contracts issued on or after January 16, 2007, the amount of the Purchase Payment Credit is 5% (an additional 1% credit is added if your total purchase payments equal $1 million or more). This Purchase Payment Credit increase does not apply retroactively to contracts issued before January 16, 2007. In addition, this Purchase Payment Credit increase does not apply to applications that are pending on January 16, 2007 for which we receive the initial purchase payment on or after January 16, 2007. For contracts issued from January 16, 2007 until the date we change or rescind this Purchase Payment Credit increase, the Purchase Payment Credit increase will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81/st/ birthday. For this Purchase Payment Credit increase to apply to your contract, the MetLife Annuity Service Center must receive your application (with all required documents) in good order before the date when the Purchase Payment Credit increase is no longer in effect. We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued based on applications received after July 31, 2007."

2.  FEE TABLES AND EXAMPLES

The "Examples" in the "FEE TABLES AND EXAMPLES" section of the prospectus (as supplemented) are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. To reflect the effect of the increase in the Purchase Payment Credit, add the following after Chart 2:

CHART 3. Chart 3 assumes your contract is issued while the Purchase Payment Credit increase is in effect and you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.

                                                                     Vintage XC
                                                                  SUPP-VPPC0107

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

          1 year                   3 years                   5 years                  10 years
---------------------------------------------------------------------------------------------------
      (a) $1,657                (a) $3,222                (a) $4,597                (a) $7,573
      (b) $1,239                (b) $2,045                (b) $2,759                (b) $4,495

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

        1 year                   3 years                   5 years                  10 years
---------------------------------------------------------------------------------------------------
      (a) $857                (a) $2,502                (a) $4,057                (a) $7,573
      (b) $439                (b) $1,325                (b) $2,219                (b) $4,495

CHART 4. Chart 4 assumes your contract is issued while the Purchase Payment Credit increase is in effect and you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

         1 year                    3 years                   5 years                  10 years
---------------------------------------------------------------------------------------------------
      (a) $1,439                (a) $2,614                (a) $3,658                (a) $6,047
      (b) $1,019                (b) $1,396                (b) $1,699                (b) $2,494

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                 Time Periods

         1 year                  3 years                   5 years                  10 years
---------------------------------------------------------------------------------------------------
      (a) $639                (a) $1,894                (a) $3,118                (a) $6,047
      (b) $219                (b) $  676                (b) $1,159                (b) $2,494

                                       2

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3.  PURCHASE

Add the following after the second paragraph under "Purchase Payment Credit" in the "PURCHASE" section:

"In states where available, for contracts issued on or after January 16, 2007, the Purchase Payment Credit is an amount equal to 5% of the purchase payment. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total purchase payments to the $1 million level and all subsequent payments). This Purchase Payment Credit increase does not apply retroactively to contracts issued before January 16, 2007. In addition, this Purchase Payment Credit increase does not apply to applications that are pending on January 16, 2007 for which we receive the initial purchase payment on or after January 16, 2007. For contracts issued from January 16, 2007 until the date we change or rescind this Purchase Payment Credit increase, the Purchase Payment Credit increase will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81/st/ birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply). For this Purchase Payment Credit increase to apply to your contract, the MetLife Annuity Service Center must receive your application (with all required documents) in good order before the date when the Purchase Payment Credit increase is no longer in effect. We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued based on applications received after July 31, 2007."

Add the following at the end of the discussion of "Accumulation Units," after the Example:

"EXAMPLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007 (WHILE THE PURCHASE PAYMENT CREDIT INCREASE IS IN EFFECT):

On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We divide $5,250 by $12.50 and credit your contract on Monday night with 420 accumulation units for the Lord Abbett Growth and Income Portfolio."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                Telephone: 800-842-9325
Irvine, CA 92614

VINTAGE XC is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.
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